Concentration Risk (Tables)	6 Months Ended
Mar. 31, 2025
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Percentage of the Group’s total accounts receivable
Customer A	14%	*
Customer B	13%	*
Customer C	—	24%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	14%	*
Supplier B	11%	*
Supplier C	—	15%
Supplier D	—	11%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Percentage of the Group’s advance to
Supplier E	25%	33%
Supplier F	22%	15%
Supplier G	14%	—
Supplier H	*	18%

*	Represent percentage less than 10%